Long Term Debt (Schedule of Expected Maturities of Notes Payable) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Remainder of Year Ending December 31, 2014	$ 326		$ 326
Year Ending December 31, 2015	680		680		3,058
Year Ending December 31, 2016	0		0		2,277
Year Ending December 31, 2017	0		0		2,173
Year Ending December 31, 2018 and Beyond	900,000		900,000		399,314
Total	901,006		901,006		426,942	149,320
Interest paid in cash	30	6,500	8,900	17,200	27,700	10,200
Year Ending December 31, 2014					$ 20,120